Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Revenues (note 4)	$ 1,871	$ 1,952	$ 6,265	$ 5,929
Cost of sales	(914)	(1,147)	(3,585)	(3,139)
Gross profit	957	805	2,680	2,790
Research and development	2,799	436	5,391	1,551
Selling, general and administrative	2,992	1,480	7,702	3,832
Impairment of intangible assets (note 8)	1,459		1,459
Loss from operations	(6,293)	(1,111)	(11,872)	(2,593)
Gain due to changes in foreign currency	(55)		(13)
Finance costs	(22)	(23)	(106)	(113)
Other income	231	146	389	260
Change in fair value of warrant and DSU liabilities	272		2,026
Other income	426	123	2,296	147
Loss before income taxes	(5,867)	(988)	(9,576)	(2,446)
Income tax recovery	112	212	998	525
Net loss	(5,755)	(776)	(8,578)	(1,921)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	(334)	(568)	(841)	(22)
Items that will not be reclassified subsequently to profit or loss:
Actuarial loss on defined benefit plans	(936)		(936)
Comprehensive loss	$ (7,025)	$ (1,344)	$ (10,355)	$ (1,943)
Basic loss per share	$ (1.85)	$ (0.42)	$ (3.58)	$ (1.04)
Diluted loss per share	$ (1.85)	$ (0.42)	$ (3.58)	$ (1.04)
Weighted average number of shares outstanding (basic)	3,106,503	1,847,678	2,394,927	1,847,068
Weighted average number of shares outstanding (diluted)	3,106,503	1,847,678	2,394,927	1,847,068